Basis of Presentation and General Information (Details)	May 02, 2019 shares	Dec. 31, 2019 item $ / shares shares	Dec. 31, 2018 $ / shares shares	Sep. 18, 2009 $ / shares shares
Property, Plant and Equipment
Common stock, authorized capital stock (in shares) | shares		750,000,000	750,000,000	750,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.01	$ 0.01	$ 0.01
Preferred stock, authorized capital stock (in shares) | shares		100,000,000	100,000,000	100,000,000
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.01	$ 0.01	$ 0.01
Number of shares issued for one share under reverse stock split	0.0714
Common stock, shares outstanding before reverse stock split| shares | shares	213,324,455
Common Stock, Shares, Outstanding | shares	15,237,456	24,789,312	15,237,456
Hyundai Honour
Property, Plant and Equipment
TEU		13,100
Hyundai Respect
Property, Plant and Equipment
TEU		13,100
Maersk Enping
Property, Plant and Equipment
TEU		13,100
Maersk Exeter
Property, Plant and Equipment
TEU		13,100
MSC Ambition
Property, Plant and Equipment
TEU		13,100
Express Berlin
Property, Plant and Equipment
TEU		10,100
Express Rome
Property, Plant and Equipment
TEU		10,100
Express Athens
Property, Plant and Equipment
TEU		10,100
Pusan C
Property, Plant and Equipment
TEU		9,580
Le Havre
Property, Plant and Equipment
TEU		9,580
CMA CGM Melisande
Property, Plant and Equipment
TEU		8,530
CMA CGM Attila
Property, Plant and Equipment
TEU		8,530
CMA CGM Tancredi
Property, Plant and Equipment
TEU		8,530
CMA CGM Bianca
Property, Plant and Equipment
TEU		8,530
CMA CGM Samson
Property, Plant and Equipment
TEU		8,530
Europe
Property, Plant and Equipment
TEU		8,468
America
Property, Plant and Equipment
TEU		8,468
CMA CGM Musset
Property, Plant and Equipment
TEU		6,500
CMA CGM Nerval
Property, Plant and Equipment
TEU		6,500
CMA CGM Rabelais
Property, Plant and Equipment
TEU		6,500
CMA CGM Racine
Property, Plant and Equipment
TEU		6,500
CMA CGM Moliere
Property, Plant and Equipment
TEU		6,500
YM Mandate
Property, Plant and Equipment
TEU		6,500
YM Maturity
Property, Plant and Equipment
TEU		6,500
Performance
Property, Plant and Equipment
TEU		6,402
Dimitra C
Property, Plant and Equipment
TEU		6,402
Zim Monaco
Property, Plant and Equipment
TEU		4,253
Zim Dalian
Property, Plant and Equipment
TEU		4,253
Zim Luanda
Property, Plant and Equipment
TEU		4,253
Zim Rio Grande
Property, Plant and Equipment
TEU		4,253
Zim Sao Paolo
Property, Plant and Equipment
TEU		4,253
Zim Kingston
Property, Plant and Equipment
TEU		4,253
Seattle C (ex YM Seattle)
Property, Plant and Equipment
TEU		4,253
YM Vancouver
Property, Plant and Equipment
TEU		4,253
ANL Tongala
Property, Plant and Equipment
TEU		4,253
Derby D
Property, Plant and Equipment
TEU		4,253
Dimitris C
Property, Plant and Equipment
TEU		3,430
Express Spain
Property, Plant and Equipment
TEU		3,400
Express Black Sea
Property, Plant and Equipment
TEU		3,400
Express Argentina
Property, Plant and Equipment
TEU		3,400
Express Brazil
Property, Plant and Equipment
TEU		3,400
Express France
Property, Plant and Equipment
TEU		3,400
Singapore
Property, Plant and Equipment
TEU		3,314
Colombo
Property, Plant and Equipment
TEU		3,314
MSC Zebra
Property, Plant and Equipment
TEU		2,602
Amalia C
Property, Plant and Equipment
TEU		2,452
Danae C
Property, Plant and Equipment
TEU		2,524
Highway
Property, Plant and Equipment
TEU		2,200
Progress C
Property, Plant and Equipment
TEU		2,200
Bridge
Property, Plant and Equipment
TEU		2,200
Vladivostok
Property, Plant and Equipment
TEU		2,200
Advance
Property, Plant and Equipment
TEU		2,200
Stride
Property, Plant and Equipment
TEU		2,200
Future
Property, Plant and Equipment
TEU		2,200
Sprinter
Property, Plant and Equipment
TEU		2,200
New Vessel Expected to be delivered in 2020
Property, Plant and Equipment
TEU		8,463